Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Trading assets and liabilities
Trading assets and liabilities

end of	2011	2010

Trading assets (CHF million)

Debt securities	145,035	154,555

Equity securities [1]	66,904	102,941

Derivative instruments [2]	52,548	47,744

Other	15,066	19,464

Trading assets	279,553	324,704

Trading liabilities (CHF million)

Short positions	67,639	76,094

Derivative instruments [2]	60,121	57,903

Trading liabilities	127,760	133,997

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables

end of	2011	2010

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	36,474	28,500

Receivables not netted [1]	15,809	14,987

Total	52,283	43,487

Cash collateral payables (CHF million)

Payables netted against derivative positions	37,639	29,238

Payables not netted [1]	11,934	14,428

Total	49,573	43,666

1 Recorded as cash collateral on derivative instruments, refer to "Note 22 – Other assets and other liabilities".